                              SEPARATE ACCOUNT B

                               Semiannual Report



                                 June 30, 2001




                     PROVIDENT NATIONAL ASSURANCE COMPANY

                                A subsidiary of
                        Allstate Life Insurance Company

                                   MANAGEMENT


                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B


                       Henry E. Blaine, Chairman
                       H. Grant Law, Jr.
                       David G. Fussell







                             PRINCIPAL OFFICERS OF
                      PROVIDENT NATIONAL ASSURANCE COMPANY


                Thomas J. Wilson, Chairman of the Board
                John R. Hunter, President
                Michael J. Velotta, Secretary and General Counsel
                Margaret M. Dyer, Senior Vice President
                Marla G. Friedman, Senior Vice President
                John C. Lounds, Senior Vice President
                J. Kevin McCarthy, Senior Vice President
                Steven C. Verney, Senior Vice President
                Janet M. Albers, Vice President, Controller and Treasurer Karen C. Gardner, Vice President - Tax
                Casey Sylla, Chief Investment Officer









This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

                               SEPARATE ACCOUNT B



MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



This semiannual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2001. Comparative figures that relate to Separate Account B's activities during the first half of 2001 are provided below.

The accumulation value for Separate Account B decreased 2.6% for the first six months of 2001, from 16.66 at year-end 2000 to 16.23 on June 30, 2001. During this same period the S & P 500 index declined by a yield adjusted 6.7%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements the number of accumulation units outstanding on June 30, 2001 was 340,954 down from 361,853 six months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on June 30, 2001 was 7,111,589 compared to 7,829,040 on December 31, 2000.

Technically, the economy continues its record setting performance with continued growth in GDP, but the slow-down in growth rate has been so severe from the first half of last year that the economy seems awful. Many sectors of the corporate sector are posting large declines in earnings, while others, such as housing, healthcare, and energy continue strong. The Federal Reserve has cut interest rates 2.75% this year, faster than ever before, in an effort to keep the economy out of recession. The coming Treasury checks mailed to taxpayers throughout the country should help in the second half of the year. The stock market has been in a bear market for over a year and is depressed. In your portfolio health care, financials, and some smaller, cyclical stocks have done well, while technology and communication stocks have cratered. We believe in the eventual recovery of the economy and therefore that stocks will rebound. Usually the rebound comes well before the economy recovers and so could start at any time. At that point we look forward to many more years of strong returns in your portfolio.

Thank you for your continued support.



                              /s/ David Fussell
                              ------------------------------------
                              David Fussell
                              Chairman, Board of Managers
                              Provident National Assurance Company
                              Separate Account B

Provident National Assurance Company Separate Account B
Financial Statements
(Unaudited)

June 30, 2001




Statement of Assets and Liabilities................................  1
Statement of Operations............................................  2
Statements of Changes in Variable Annuity Contract Owners' Equity..  3
Schedule of Investments............................................  4
Supplementary Information..........................................  7
Notes to Financial Statements......................................  9

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

Provident National Assurance Company Separate Account B



                                                                 June 30, 2001
                                                                 -------------
ASSETS

Investments:

 Common stocks--at market value
  (Cost: $5,144,700)                                               $7,130,246

Cash                                                                   19,098
Accrued dividends and interest                                          2,261
Amounts due from Provident National Assurance Company                      86
                                                                   ----------

   TOTAL ASSETS                                                     7,151,691
                                                                   ----------
LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits         33,306
Management fee and other amounts due Provident
 National Assurance Company                                             6,796
                                                                   ----------

   TOTAL LIABILITIES                                                   40,102
                                                                   ----------

Contract owners' equity:
 Deferred annuity contracts terminable by owners--(accumulation
  units outstanding: 340,953.761; unit value: $16.233254            5,534,789
 Annuity contracts in pay-out period                                1,576,800
                                                                   ----------

   TOTAL CONTRACT OWNERS' EQUITY                                   $7,111,589
                                                                   ==========




See notes to financial statements.

STATEMENT OF OPERATIONS
(Unaudited)

Provident National Assurance Company Separate Account B


                                                              Six Months Ended
                                                                June 30, 2001
                                                              ----------------
INVESTMENT INCOME (LOSS)

 Income:

   Dividends                                                       $23,946
                                                               -----------
 Expenses--Note C:
   Investment advisory services                                     18,366
   Mortality and expense assurances                                 25,713
                                                               -----------
                                                                    44,079
                                                               -----------

       NET INVESTMENT LOSS                                         (20,133)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS--NOTE A

 Net realized gain from investment transactions
  (excluding short-term securities):
   Proceeds from sales                                           1,334,057
   Cost of investments sold                                        660,853
                                                               -----------
     Net realized gain                                             673,204
                                                               -----------

 Net unrealized appreciation of investments:
   At end of  period                                             1,985,546
   At beginning of period                                        2,841,944
                                                               -----------
   Decrease in net unrealized appreciation
      of investments                                              (856,398)
                                                               -----------


NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                   (183,194)
                                                               -----------
       DECREASE IN CONTRACT OWNERS'
        EQUITY FROM INVESTMENT ACTIVITIES                      $  (203,327)
                                                               ===========

Ratio of expenses to total investment income                       184.077%
                                                               ===========



See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY


Provident National Assurance Company Separate Account B
(Unaudited)

                                                     Six Months Ended     Year Ended
                                                      June 30, 2001    December 31, 2000
                                                     ----------------  -----------------
BALANCE AT BEGINNING OF PERIOD                          $ 7,829,040       $14,186,833
                                                        -----------       -----------

FROM INVESTMENT ACTIVITIES:

 Net investment loss                                       (20,133)          (60,971)
 Net realized gain on investments                          673,204         4,092,343
 Decrease in net unrealized appreciation of
  investments                                             (856,398)       (5,571,539)
                                                       -----------       -----------
 Decrease in contract owners' equity from
  investment activities                                   (203,327)       (1,540,167)
                                                       -----------       -----------

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

 Net contract purchase payments (Units purchased):
  2001--       53.217;
  2000--      336.590;                                         868             6,172
 Terminations and death benefits (Units terminated):
  2001--   21,196.666;
  2000--  247,985.241;                                    (342,377)       (4,425,540)
 Variable annuity benefits paid (Number of units):
  2001--   10,704.878;
  2000--   22,045.104;                                    (172,615)         (398,258)
                                                       -----------       -----------
Decrease in contract owners' equity from variable
 annuity contract transactions                            (514,124)       (4,817,626)
                                                       -----------       -----------
NET DECREASE IN CONTRACT
 OWNERS' EQUITY                                           (717,451)       (6,357,793)
                                                       -----------       -----------

BALANCE AT END OF PERIOD                                $7,111,589       $ 7,829,040
                                                       ===========       ===========


See notes to financial statements.

SCHEDULE OF INVESTMENTS
(Unaudited)

Provident National Assurance Company Separate Account B

June 30, 2001

                                       Number of         Market
                                         Shares          Value
                                       ---------        --------
COMMON STOCKS

CAPITAL GOODS (12.5%)

 Allied Waste Industries, Inc.*           8,800       $  164,384
 Corning, Inc.                            3,000           50,130
 General Electric Company                 4,500          219,375
 Textron, Inc.                            2,000          110,080
 Tyco International, Ltd.                 4,100          223,450
 Waste Management, Inc.                   4,000          123,280
                                                      ----------
                                                         890,699
CONSUMER GOODS (11.6%)

 Gillette Company                         3,000           86,970
 Lear Corporation  *                      3,900          136,110
 Lowe's Companies, Inc.                   1,800          130,590
 Masco Corporation                        3,000           74,880
 Newell Rubbermaid, Inc.                  5,000          125,500
 Office Depot, Inc.  *                    7,100           73,698
 PepsiCo, Inc.                            3,500          154,700
 Staples, Inc.  *                         2,500           39,975
                                                      ----------
                                                         822,423
CONSUMER SERVICES (21.0%)

 AOL Time Warner, Inc. *                  4,000          212,000
 Cendant Corporation  *                   6,660          129,870
 Comcast Corporation Class A  *           5,000          217,000
 Gannett Company, Inc.                    1,000           65,900
 Kroger Company  *                        6,000          150,000
 Safeway, Inc.  *                         4,300          206,400
 United Rentals, Inc.  *                  8,200          212,790
 Viacom, Inc. Class B  *                    900           46,575
 Wal-Mart Stores, Inc.                    3,000          146,400
 Walt Disney Company *                    3,700          106,893
                                                      ----------
                                                       1,493,828
ENERGY (6.1%)

 Grant Prideco, Inc.  *                   3,600           62,964
 Royal Dutch Petroleum Company            2,500          145,675
 Schlumberger, Ltd.                       1,400           73,710
 Weatherford International, Inc.  *       3,100          148,800
                                                      ----------
                                                         431,149
See notes to financial statements.

(Unaudited)

Provident National Assurance Company Separate Account B

June 30, 2001
                                       Number of         Market
                                         Shares          Value
                                       ---------        --------
COMMON STOCKS - Continued

FINANCIAL (11.5%)

 Affiliated Managers Group *             1,700        $ 104,550
 American Express Company                3,000          116,400
 Bank of America Corporation             2,100          126,063
 Citigroup, Inc.                         1,500           79,260
 J.P. Morgan Chase and Co.               4,350          194,010
 Morgan Stanley Dean Witter & Co.        1,000           64,230
 Washington Mutual, Inc.                 3,600          135,180
                                                      ---------
                                                        819,693

HEALTH CARE (13.5%)

 Eli Lilly and Company                   1,700          125,800
 HealthSouth Corporation  *             13,700          218,789
 Johnson & Johnson                       1,864           93,200
 Medtronic, Inc.                         1,200           55,212
 Merck & Company, Inc.                   1,200           76,692
 Sunrise Assisted Living, Inc.  *        5,100          133,875
 Tenet Healthcare Corporation *          5,000          257,950
                                                      ---------
                                                        961,518
TECHNOLOGY - HARDWARE (6.5%)

 Cisco Systems, Inc.  *                  6,800          123,760
 Intel Corporation                       5,100          149,175
 JDS Uniphase Corporation  *             2,800           35,000
 SCI Systems, Inc.  *                    6,100          155,550
                                                      ---------
                                                        463,485
TECHNOLOGY - SOFTWARE & SERVICES (9.9%)

 Computer Associates International       3,900          140,400
 First Data Corporation                  1,500           96,375
 Microsoft Corporation  *                4,200          306,600
 Oracle Corporation  *                   6,300          119,700
 Yahoo!, Inc. *                          2,000           39,980
                                                      ---------
                                                        703,055

See notes to financial statements.

(Unaudited)

Provident National Assurance Company Separate Account B

June 30, 2001
                                                 Number of     Market
                                                  Shares       Value
                                                 ---------  ------------
COMMON STOCKS - Continued

TELECOMMUNICATIONS (7.7%)

 Broadwing, Inc.  *                                  5,600   $  136,920
 Global Crossing Ltd.  *                             5,740       49,594
 Palm, Inc.  *                                       1,500        9,105
 Qwest Communications International                  1,500       47,805
 Sprint Corporation FON Group                        2,000       42,720
 Sprint Corporation PCS Group  *                     3,000       72,450
 Vodafone Airtouch, PLC - ADR                        3,000       67,050
 Worldcom, Inc. - MCI Group *                          320        5,152
 Worldcom, Inc. - Worldcom Group                     8,000      113,600
                                                             ----------
                                                                544,396
                                                             ----------

TOTAL COMMON STOCK (100.3%)                                   7,130,246
                                                             ----------

TOTAL INVESTMENTS (100.3%)                                    7,130,246

CASH AND RECEIVABLES LESS LIABILITIES (-0.3%)                   (18,657)
                                                             ----------

TOTAL CONTRACT OWNERS' EQUITY (100.0%)                       $7,111,589
                                                             ==========

*   Non-income producing security.



See notes to financial statements.

SUPPLEMENTARY INFORMATION
(Unaudited)

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:


                                          Six Months
                                             Ended                Year Ended December 31
                                         June 30, 2001   2000        1999         1998          1997
                                         ------------- --------    --------    ----------    ----------
Investment income                          $   0.05    $   0.12    $   0.12    $     0.10    $     0.10
Expenses                                       0.10        0.22        0.20          0.14          0.12
                                           --------    --------    --------    ----------    ----------
Net investment loss                           (0.05)      (0.10)      (0.08)        (0.04)        (0.02)
Net realized and unrealized gain
 (loss) on investments                        (0.38)      (2.42)       4.07          3.85          2.96
                                           --------    --------    --------    ----------    ----------
Net increase (decrease) in contract
 owners' equity                               (0.43)      (2.52)       3.99          3.81          2.94
Net contract owners' equity:
 Beginning of period                          16.66       19.18       15.19         11.38          8.44
                                           --------    --------    --------    ----------    ----------

 End of period                             $  16.23    $  16.66    $  19.18    $    15.19    $    11.38
                                           ========    ========    ========    ==========    ==========


Ratio of expenses to average contract
 owners' equity                                0.60%       1.20%       1.22%         1.07%         1.16%
Ratio of net investment loss to
 average contract owners' equity              (0.27%)     (0.55%)     (0.51%)       (0.30%)       (0.16%)
Portfolio turnover                               10%          1%         14%           11%           25%
Number of deferred annuity contracts
 terminable by owners accumulation
 units outstanding at end of period         340,954     361,853     609,502     1,043,607     1,310,831


See notes to financial statements.

(Unaudited)

Provident National Assurance Company Separate Account B



Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

                                                               Year Ended December 31
                                              1996         1995         1994         1993         1992
                                           -----------  -----------  -----------  -----------  -----------

Investment income                          $     0.11   $     0.13   $     0.15   $     0.14   $     0.12
Expenses                                         0.09         0.07         0.07         0.06         0.06
                                           ----------   ----------   ----------   ----------   ----------
Net investment income                            0.02         0.06         0.08         0.08         0.06
Net realized and unrealized gain (loss)
 on investments                                  1.51         1.44        (0.32)        0.54        (0.07)
                                           ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in contract
 owners' equity                                  1.53         1.50        (0.24)        0.62        (0.01)
Net contract owners' equity:
 Beginning of year                               6.91         5.41         5.65         5.03         5.04
                                           ----------   ----------   ----------   ----------   ----------

 End of year                               $     8.44   $     6.91   $     5.41   $     5.65   $     5.03
                                           ==========   ==========   ==========   ==========   ==========


Ratio of expenses to average contract
 owners' equity                                  1.20%        1.21%        1.21%        1.22%        1.21%
Ratio of net investment income to
 average contract owners' equity                 0.30%        0.89%        1.72%        1.39%        1.36%
Portfolio turnover                                 28%         101%          70%          57%          35%
Number of deferred annuity contracts
 terminable by owners accumulation
 units outstanding at end of year           1,538,926    1,767,394    2,097,793    2,242,809    2,655,895



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Provident National Assurance Company Separate Account B

June 30, 2001


NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by American General Corporation under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $2,561,274 and gross unrealized losses of $575,728 at June 30, 2001. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2001 and the year ended December 31, 2000 is shown below.

                                     Six Months Ended      Year Ended
                                       June 30, 2001    December 31, 2000
                                     ----------------   -----------------

Cost of investments purchased           $  753,137         $ 7,090,912
 Less:  Short-term securities                    -           7,002,941
                                        ----------         -----------
                                        $  753,137         $    87,971
                                        ==========         ===========


Proceeds from investments sold          $1,334,057         $13,406,571
 Less:  Short-term securities                    -           7,002,941
                                        ----------         -----------
                                        $1,334,057         $ 6,403,630
                                        ==========         ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

(Unaudited)

Provident National Assurance Company Separate Account B

June 30, 2001


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)


Provident National Assurance Company Separate Account B

End of Month     Accumulation Unit Value  End of Month  Accumulation Unit Value
---------------  -----------------------  ------------  -----------------------
December 1968         1.036279            March 1996            7.309625
December 1969         1.080379            June                  7.593667
December 1970         1.030039            September             7.851947
December 1971         1.178612            December              8.435567
December 1972         1.403795            March 1997            8.468896
December 1973         1.126624            June                 10.238554
December 1974         0.863269            September            11.146167
December 1975         1.022844            December             11.384926
December 1976         1.156853            March 1998           12.975484
December 1977         1.064425            June                 13.465013
December 1978         1.094150            September            11.758633
December 1979         1.219189            December             15.192155
December 1980         1.555258            March 1999           15.889579
December 1981         1.473246            June                 17.218781
December 1982         1.812441            September            15.844714
December 1983         2.132092            December             19.180992
December 1984         2.029912            January 2000         18.177575
December 1985         2.480050            February             17.920791
December 1986         2.743444            March                19.749348
December 1987         2.734169            April                18.957049
December 1988         3.087892            May                  18.336997
December 1989         3.812606            June                 19.048870
December 1990         3.736441            July                 18.105840
December 1991         5.036212            August               19.192068
December 1992         5.028547            September            17.707495
March 1993            5.208499            October              17.960464
June                  5.190340            November             16.236564
September             5.441446            December             16.659801
December              5.646864            January 2001         17.528624
March 1994            5.386379            February             15.994558
June                  5.274454            March                14.835643
September             5.475394            April                16.176362
December              5.410722            May                  16.152483
March 1995            5.656995            June                 16.233254
June                  6.194660
September             6.505252
December              6.908158

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1992, on the last valuation day of each quarter from March 1993 through December 1999, and on the last valuation day of each month beginning January 2000. The results shown should not be considered as a representation of the results which may be realized in the future.